Financial instruments - Fair values and risk management - Remaining contractual maturities of financial liabilities (Details) - Liquidity risk - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	$ 7,659,694	$ 3,598,033
Bank loans and other notes
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	4,388,777	2,429,845
Other borrowings
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	3,121,500	1,111,977
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	5,763	4,138
Current trade and other payables
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	143,653	52,073
Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,299,596	512,143
Less than 1 year | Bank loans and other notes
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	759,149	313,873
Less than 1 year | Other borrowings
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	395,002	143,799
Less than 1 year | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,793	2,397
Less than 1 year | Current trade and other payables
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	143,653	52,073
Between 1 and 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	3,799,379	1,897,558
Between 1 and 5 years | Bank loans and other notes
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	2,845,993	1,603,373
Between 1 and 5 years | Other borrowings
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	949,471	292,668
Between 1 and 5 years | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	3,915	1,517
Between 1 and 5 years | Current trade and other payables
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
More than five years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	2,560,719	1,188,332
More than five years | Bank loans and other notes
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	783,636	512,598
More than five years | Other borrowings
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,777,028	675,510
More than five years | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	56	224
More than five years | Current trade and other payables
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,693,442	2,674,328
Other financial liabilities | Bank loans and other notes
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,394,047	1,855,426
Other financial liabilities | Other borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,150,693	763,085
Other financial liabilities | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,049	3,744
Other financial liabilities | Current trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 143,653	$ 52,073